Net Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted net earnings per share
	Six months ended June 30,
	2018	2017
	Unaudited

Net income attributable to Magic shareholders	$10,298	$7,847
Accretion of redeemable non-controlling interests	(235)	-
Net income attributable to Magic shareholders after accretion of redeemable non-controlling interests	10,063	7,847

Shares used to compute basic earnings per share	44,489,047	44,409,945
Effect of dilutive securities	143,897	165,657

Shares used to compute diluted earnings per share	44,632,944	44,575,602

Basic earnings per share	$0.23	$0.18
Diluted earnings per share	$0.23	$0.18